Stockholders deficit (Narrative) (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) d $ / shares shares
Common Stock 1		$ 10,000,000
Common Stock 2		$ 10,000,000
Common Stock 3		200.00%
Common Stock 4		27.50%
Common Stock 5 | shares		185,000,000
Common Stock 6 | shares		22,874,405
Common Stock 7		$ 200,000
Common Stock 8 | shares		3,448,276
Common Stock 9		$ 40,000
Common Stock 10		$ 0.0162
Common Stock 11 | shares		1,526,718
Common Stock 12		$ 20,000
Common Stock 13		0.0183
Common Stock 14		$ 22,141
Common Stock 15		3,033,618
Common Stock 16 | shares		2,500,000
Common Stock 17		533,618
Common Stock 18 | shares		31,270,958
Common Stock 19		$ 255,000
Common Stock 20		25,000
Common Stock 21		$ 5,000
Common Stock 22		113,815,732
Common Stock 23		$ 1,635,000
Common Stock 24 | shares		18,001,166
Common Stock 25		$ 182,043
Common Stock 26		0.0116
Common Stock 27		$ 0.0173
Common Stock 28		4,263,989
Common Stock 29 | shares		3,587,165
Common Stock 30		678,824
Common Stock 31 | shares		5,023,256
Common Stock 32		50.00%
Common Stock 33		(2,511,628)
Common Stock 34		$ 54,000
Common Stock 35 | shares		2,511,628
Common Stock 36 | shares		2,511,628
Common Stock 37		$ 54,000
Common Stock 38 | shares		423,135
Common Stock 39		$ 7,938
Common Stock 40		$ 7,682
Common Stock 41 | shares		423,135
Common Stock 42		$ 0.0263
Common Stock 43 | shares		2,157,497
Common Stock 44		$ 50,000
Common Stock 45		0.0324
Common Stock 46		$ 8,000,000
Common Stock 47		20.00%
Common Stock 48 | shares		244,500,000
Common Stock 49 | shares		244,500,000
Common Stock 50 | d		21
Common Stock 51 | shares		34,214,226
Common Stock 52		$ 456,924
Common Stock 53		$ 55,673
Common Stock 54 | shares		1,225,000
Common Stock 55		$ 30,163
Common Stock 56 | shares		1,000,000
Common Stock 57		$ 3,730,174
Common Stock 58		1,592,769
Common Stock 59		$ 17,500
Common Stock 60 | shares		500,000
Common Stock 61		$ 0.028
Common Stock 62		6,440
Common Stock 63		$ 8,000,000
Common Stock 64		150.00%
Common Stock 65		$ 100,000
Common Stock 66		5,000
Common Stock 67		$ 321,680
Common Stock 68 | shares		33,821,422
Common Stock 69		$ 0.006
Common Stock 70		0.012
Common Stock 71		$ 102,500
Common Stock 72 | shares		11,792,944
Common Stock 73		$ 0.006
Common Stock 74		$ 0.011
Common Stock 75 | shares		6,424,979
Common Stock 76		$ 73,000
Common Stock 77		0.015
Common Stock 78		$ 0.021
Common Stock 79		863,500
Common Stock 80 | $ / shares		$ 0.316
Common Stock 81		863,500
Common Stock 82		85,421,374
Common Stock 83 | $ / shares		$ 0.042
Common Stock 84		84,010,886
Common Stock 85		$ 0.042
Common Stock 86		$ 11,232
Stockholders Deficit 1	1,250,000,000
Stockholders Deficit 2	6,250,000,000
Stockholders Deficit 3 | shares	34,214,226
Stockholders Deficit 4	$ 456,923
Stockholders Deficit 5	55,673
Stockholders Deficit 6	$ 105,733
Stockholders Deficit 7 | shares	30,800,000
Stockholders Deficit 8	$ 0.00194
Stockholders Deficit 9	0.00574
Stockholders Deficit 10	$ 125,001
Stockholders Deficit 11 | shares	29,248,823
Stockholders Deficit 12	0.00274
Stockholders Deficit 13	$ 0.00609
Stockholders Deficit 14	$ 160,834
Stockholders Deficit 15 | shares	56,676,739
Stockholders Deficit 16	$ 0.00193
Stockholders Deficit 17	0.00416
Stockholders Deficit 18	$ 57,000
Stockholders Deficit 19 | shares	26,000,000
Stockholders Deficit 20	$ 0.00192
Stockholders Deficit 21	$ 0.00216
Stockholders Deficit 22 | shares	2,941,176
Stockholders Deficit 23	$ 10,000
Stockholders Deficit 24	0.0048
Stockholders Deficit 25	$ 38,784
Stockholders Deficit 26 | shares	31,715,187
Stockholders Deficit 27	$ 0.00112
Stockholders Deficit 28	0.00135
Stockholders Deficit 29	$ 28,046
Stockholders Deficit 30 | shares	18,995,113
Stockholders Deficit 31	0.00147
Stockholders Deficit 32	$ 0.00148
Stockholders Deficit 33	$ 53,901
Stockholders Deficit 34 | shares	48,878,264
Stockholders Deficit 35	$ 0.00101
Stockholders Deficit 36	0.00127
Stockholders Deficit 37	$ 69,357
Stockholders Deficit 38 | shares	61,028,598
Stockholders Deficit 39	$ 0.00104
Stockholders Deficit 40	$ 0.00121
Stockholders Deficit 41 | shares	1,846,154
Stockholders Deficit 42	$ 3,000
Stockholders Deficit 43	$ 0.002275
Stockholders Deficit 44 | shares	16,806,723
Stockholders Deficit 45	$ 30,000
Stockholders Deficit 46	$ 0.002499
Stockholders Deficit 47 | shares	2,822,912
Stockholders Deficit 48	$ 4,300
Stockholders Deficit 49	0.002130
Stockholders Deficit 50	$ 77,643
Stockholders Deficit 51 | shares	77,194,959
Stockholders Deficit 52	$ 0.00090
Stockholders Deficit 53	0.00115
Stockholders Deficit 54	$ 62,160
Stockholders Deficit 55 | shares	60,642,857
Stockholders Deficit 56	$ 0.00098
Stockholders Deficit 57	$ 0.00105
Stockholders Deficit 58 | shares	16,077,170
Stockholders Deficit 59	$ 25,000
Stockholders Deficit 60	$ 0.00218
Stockholders Deficit 61 | shares	1,851,852
Stockholders Deficit 62	$ 3,000
Stockholders Deficit 63	$ 0.00227
Stockholders Deficit 64 | shares	5,733,000
Stockholders Deficit 65	$ 10,320
Stockholders Deficit 66	$ 8,000,000
Stockholders Deficit 67	150.00%
Stockholders Deficit 68	$ 100,000
Stockholders Deficit 69	$ 5,000
Stockholders Deficit 70 | shares	100,000,000
Stockholders Deficit 71 | shares	89,209,703
Stockholders Deficit 72	$ 108,826
Stockholders Deficit 73	363,500
Stockholders Deficit 74 | $ / shares	$ 0.697
Stockholders Deficit 75	363,500
Stockholders Deficit 76	85,421,374
Stockholders Deficit 77 | $ / shares	$ 0.042
Stockholders Deficit 78	84,951,211
Stockholders Deficit 79	$ 0.042
Stockholders Deficit 80	8,424
Stockholders Deficit 81	$ 29,067
Stockholders Deficit 82 | shares	77,500,000
Stockholders Deficit 83	$ 0.038